Condensed consolidated statements of cash flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss for the period	€ (13,846)	€ (7,686)
Adjusted for:
Equity settled share-based payment transactions	167	1,755
Fair value movement in warrants	(5,283)	(1,694)
Depreciation and amortization	1,192	276
Net finance income	(66)	(360)
Share of losses of equity-accounted investee	205	282
Impairment losses on property, plant and equipment	205
Impairment on inventory	7,463
Total adjusted	(9,963)	(7,427)
Changes in working capital:
Decrease /(increase) in receivables	2,703	(1,884)
Increase in inventories	(4,144)	(5,145)
Increase/(decrease) in payables and accruals	6,964	(2,152)
Interest and similar expenses - paid	(277)
Net cash used by operating activities	(4,717)	(16,608)
Cash flows from investing activities
Payment of Intellectual property (business combination)		(250)
Purchase of tangible assets	(5,509)	(6,470)
Development expenditure	(341)	(1,422)
Receipt of government grants	816
Proceeds from realisation of financial assets		19,011
Investment in equity-accounted investees	(135)	(370)
Net cash (used) /from investing activities	(5,169)	10,499
Cash flows from financing activities
Proceeds from issuance of shares	2,405
Proceeds from loans and borrowings	414
Payment of lease liabilities	(630)	(101)
Net cash provided by financing activities	2,189	(101)
Net (decrease) in cash and cash equivalents	(7,697)	(6,210)
Supplemental Cash Flow Information
Cash and cash equivalents at beginning of period	5,239	7,681
Transfer from restricted cash	2,925
Effects of movements in exchange rates on cash held	(17)	525
Cash and cash equivalents at end of period	450	1,996
Add restricted cash	2,635
Cash and cash equivalents at end of period including restricted cash	€ 3,085	€ 1,996